Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt securities in issue [line items]
Debt Securities	£ 50,171	£ 55,906
Credit Linked Notes	110	3,053
Medium Term Notes [member]
Debt securities in issue [line items]
Debt Securities	24,522	29,198
Medium Term Notes [member] | US$30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Debt Securities	4,679	7,229
Medium Term Notes [member] | Euro 30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Debt Securities	5,175	5,348
Medium Term Notes [member] | US SEC - Registered - Santander UK Group Holdings Plc [member]
Debt securities in issue [line items]
Debt Securities	5,763	5,841
Medium Term Notes [member] | US SEC - Registered - Santander UK Plc [member]
Debt securities in issue [line items]
Debt Securities	5,891	7,649
Medium Term Notes [member] | US$20bn Commercial Paper Programmes [member]
Debt securities in issue [line items]
Debt Securities	3,014	3,131
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Debt Securities	19,004	18,114
Certificates of Deposit [member]
Debt securities in issue [line items]
Debt Securities	2,806	3,221
Credit Linked Note [member]
Debt securities in issue [line items]
Credit Linked Notes	60	42
Securitisation Programmes [member]
Debt securities in issue [line items]
Debt Securities	£ 3,779	£ 5,331